COMMITMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Capital commitments on property, plant and equipment
Property, plant and equipment	¥ 2,181,828	¥ 1,794,574
Other capital commitments
Capital contribution commitment	1,460,800	441,800
Associates
Other capital commitments
Capital contribution commitment	31,800	31,800
Joint ventures
Other capital commitments
Capital contribution commitment	410,000	¥ 410,000
Investments measured at fair value
Other capital commitments
Capital contribution commitment	¥ 1,019,000